CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash	$ 5,378	$ 131,472	$ 116,994
Total current assets	5,378	131,472	116,994
Total assets	5,378	131,472	116,994
Current liabilities:
Accounts payable and accrued expense		525,636	203,373
Due related parties	19,594	88,000
Total current liabilities	625,938	613,636	203,373
Total liabilities	625,938	613,636	203,373
Stockholders? equity:
Preferred stock, $0.001 par value, 10,000,000 authorized, none issued and outstanding
Common stock, $0.001 par value, 100,000,000 authorized, 32,646,635 and 27,753,365 issued and outstanding, respectively	33,496	32,647	27,754
Additional paid-in capital	12,453,178	12,318,685	11,350,456
Accumulated deficit	(13,107,234)	(12,833,496)	(11,464,589)
Total stockholders? equity (deficit)	(620,560)	(482,164)	(86,379)
Total liabilities and stockholders? equity	5,378	131,472	$ 116,994
Accounts payable and accrued liabilities	$ 606,344	$ 525,636